LEASES - Disclosure of other information related to lease terms and discount rates (Detail)	Dec. 31, 2022	Dec. 31, 2021
Lessee Operating Lease Other Information Related To Lease Term And Discount Rate [Abstract]
Operating leases, Weighted average remaining lease term	32 years 10 months 24 days	33 years 10 months 24 days
Operating leases, Weighted average discount rate	7.00%	6.30%